Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011
Credit facility, maturity date	2016		2016
Debt maturity date		2013	2013
SAIC, Inc., [Member] | Notes Which Mature In December 2020 [Member]
Senior notes	$ 450		$ 450
Stated interest rate	4.45%		4.45%
SAIC, Inc., [Member] | Notes Which Mature In December 2040 [Member]
Senior notes	300		300
Stated interest rate	5.95%		5.95%
Science Applications International Corporation [Member] | Current Debt [Member]
Stated interest rate	6.25%		6.25%
Science Applications International Corporation [Member] | Notes Which Mature In July 2032 [Member]
Senior notes	250		250
Stated interest rate	7.13%		7.13%
Science Applications International Corporation [Member] | Notes Which Mature In July 2033 [Member]
Senior notes	300		300
Stated interest rate	5.50%		5.50%
Current senior notes			550
SAIC, Inc., [Member]
Period extension for portions of intercompany loans (years)	1		1
Science Applications International Corporation [Member]
Current senior notes	$ 550
Period extension for portions of intercompany loans (years)	1		1